Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Index Funds, Inc.
Entity Central Index Key	0001026144
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000099168 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Class K Shares
Trading Symbol	BTMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 31.73%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 31.22%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	31.73%	9.12%	8.37%
MSCI EAFE Index (Net)	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,317,571,383
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,176,645
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,317,571,383
Number of Portfolio Holdings	702
Net Investment Advisory Fees	$1,176,645
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.9%
United Kingdom	12.7%
France	10.3%
Germany	9.5%
Switzerland	7.6%
Australia	6.9%
United States	4.7%
Netherlands	4.5%
Spain	3.7%
Italy	3.3%
Other#	14.4%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG, Class N	1.3%
Nestle SA, Class N	1.3%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG, Class N	1.0%
Toyota Motor Corp.	1.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG, Class N	1.3%
Nestle SA, Class N	1.3%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG, Class N	1.0%
Toyota Motor Corp.	1.0%
(a)Excludes short-term securities.
C000244427 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Class G Shares
Trading Symbol	BTMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class G Shares returned 31.76%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 31.22%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class G Shares	31.76%	9.09%	8.34%
MSCI EAFE Index (Net)	31.22	8.92	8.18

Performance Inception Date	Oct. 16, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,317,571,383
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,176,645
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,317,571,383
Number of Portfolio Holdings	702
Net Investment Advisory Fees	$1,176,645
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.9%
United Kingdom	12.7%
France	10.3%
Germany	9.5%
Switzerland	7.6%
Australia	6.9%
United States	4.7%
Netherlands	4.5%
Spain	3.7%
Italy	3.3%
Other#	14.4%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG, Class N	1.3%
Nestle SA, Class N	1.3%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG, Class N	1.0%
Toyota Motor Corp.	1.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG, Class N	1.3%
Nestle SA, Class N	1.3%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG, Class N	1.0%
Toyota Motor Corp.	1.0%
(a)Excludes short-term securities.
C000201956 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Investor P Shares
Trading Symbol	BTMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 31.30%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 31.22%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	31.30%	8.78%	8.05%
Investor P Shares (with sales charge)	24.41	7.62	7.46
MSCI EAFE Index (Net)	31.22	8.92	8.18

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,317,571,383
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,176,645
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,317,571,383
Number of Portfolio Holdings	702
Net Investment Advisory Fees	$1,176,645
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.9%
United Kingdom	12.7%
France	10.3%
Germany	9.5%
Switzerland	7.6%
Australia	6.9%
United States	4.7%
Netherlands	4.5%
Spain	3.7%
Italy	3.3%
Other#	14.4%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG, Class N	1.3%
Nestle SA, Class N	1.3%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG, Class N	1.0%
Toyota Motor Corp.	1.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG, Class N	1.3%
Nestle SA, Class N	1.3%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG, Class N	1.0%
Toyota Motor Corp.	1.0%
(a)Excludes short-term securities.
C000008447 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Investor A Shares
Trading Symbol	MDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 31.39%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 31.22%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	31.39%	8.79%	8.05%
MSCI EAFE Index (Net)	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,317,571,383
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,176,645
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,317,571,383
Number of Portfolio Holdings	702
Net Investment Advisory Fees	$1,176,645
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.9%
United Kingdom	12.7%
France	10.3%
Germany	9.5%
Switzerland	7.6%
Australia	6.9%
United States	4.7%
Netherlands	4.5%
Spain	3.7%
Italy	3.3%
Other#	14.4%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG, Class N	1.3%
Nestle SA, Class N	1.3%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG, Class N	1.0%
Toyota Motor Corp.	1.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG, Class N	1.3%
Nestle SA, Class N	1.3%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG, Class N	1.0%
Toyota Motor Corp.	1.0%
(a)Excludes short-term securities.
C000008448 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Institutional Shares
Trading Symbol	MAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 31.64%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 31.22%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	31.64%	9.05%	8.32%
MSCI EAFE Index (Net)	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,317,571,383
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,176,645
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,317,571,383
Number of Portfolio Holdings	702
Net Investment Advisory Fees	$1,176,645
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.9%
United Kingdom	12.7%
France	10.3%
Germany	9.5%
Switzerland	7.6%
Australia	6.9%
United States	4.7%
Netherlands	4.5%
Spain	3.7%
Italy	3.3%
Other#	14.4%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG, Class N	1.3%
Nestle SA, Class N	1.3%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG, Class N	1.0%
Toyota Motor Corp.	1.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG, Class N	1.3%
Nestle SA, Class N	1.3%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG, Class N	1.0%
Toyota Motor Corp.	1.0%
(a)Excludes short-term securities.
C000008452 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	MASKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.12%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 12.78%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index returned 17.15% and the Russell 2000® Index returned 12.81%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed U.S. equity markets briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data‑dependent stance given persistent inflation and a still‑resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early‑April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi‑year highs. Sentiment improved after the U.S. administration announced a 90‑day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer‑term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data‑driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk‑management” cut, while tariff‑related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.78%	6.05%	9.60%
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,182,739,573
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 268,174
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,182,739,573
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$268,174
Portfolio Turnover Rate of the Series	21%

C000008451 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	MDSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.37%(a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 39	[2]
Expense Ratio, Percent	0.37%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 12.50%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index returned 17.15% and the Russell 2000® Index returned 12.81%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed U.S. equity markets briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data‑dependent stance given persistent inflation and a still‑resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early‑April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi‑year highs. Sentiment improved after the U.S. administration announced a 90‑day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer‑term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data‑driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk‑management” cut, while tariff‑related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	12.50%	5.78%	9.33%
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,182,739,573
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 268,174
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,182,739,573
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$268,174
Portfolio Turnover Rate of the Series	21%

C000201957 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Investor P Shares
Trading Symbol	BDBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.37%(a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 39	[3]
Expense Ratio, Percent	0.37%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 12.47%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index returned 17.15% and the Russell 2000® Index returned 12.81%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed U.S. equity markets briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data‑dependent stance given persistent inflation and a still‑resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early‑April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi‑year highs. Sentiment improved after the U.S. administration announced a 90‑day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer‑term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data‑driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk‑management” cut, while tariff‑related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	12.47%	5.78%	9.32%
Investor P Shares (with sales charge)	6.56	4.65	8.73
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Index	12.81	6.09	9.62

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,182,739,573
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 268,174
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,182,739,573
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$268,174
Portfolio Turnover Rate of the Series	21%

C000099169 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BDBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.07%(a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 7	[4]
Expense Ratio, Percent	0.07%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 12.83%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index returned 17.15% and the Russell 2000® Index returned 12.81%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed U.S. equity markets briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data‑dependent stance given persistent inflation and a still‑resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early‑April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi‑year highs. Sentiment improved after the U.S. administration announced a 90‑day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer‑term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data‑driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk‑management” cut, while tariff‑related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.83%	6.11%	9.66%
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,182,739,573
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 268,174
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,182,739,573
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$268,174
Portfolio Turnover Rate of the Series	21%

[1]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
[2]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
[3]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
[4]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.